Acquisition of businesses (Details) - USD ($) $ in Millions	Jun. 30, 2020	Jun. 30, 2019
Amounts recognised as of acquisition date for each major class of assets acquired and liabilities assumed [line items]
Property, plant and equipment	$ 26	$ 44
Right-of-use assets	32
Currently marketed products	269
Acquired research and development	8,602	449
Deferred tax assets	470	20
Financial and other assets	49
Inventories	84	6
Trade receivables and other current assets	109	4
Cash and cash equivalents	76
Deferred tax liabilities	(1,928)	(101)
Current and non-current financial debts	(32)	(2)
Current and non-current lease liabilities	(44)
Trade payables and other liabilities	(144)	(9)
Net identifiable assets acquired	7,569	411
Acquired cash and cash equivalents	(76)
Goodwill	2,537	75
Net assets recognized as a result of business combinations	10,030	486
Goodwill expected to be deductible for tax purposes	$ 59	$ 0